Subsequent Events (Details) - $ / shares			3 Months Ended	5 Months Ended
	Apr. 26, 2023	Feb. 15, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Dividends, date of record	May 10, 2023	Mar. 01, 2023
Dividends, date to be paid	May 24, 2023	Mar. 15, 2023
Dividends per share amount	$ 0.255	$ 0.255
Dividends, declared date	Apr. 26, 2023	Feb. 15, 2023
Share repurchase plan expiration date			Aug. 09, 2023	Aug. 09, 2023